Related Parties - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	May 31, 2019	Sep. 30, 2018	May 31, 2017	Mar. 31, 2017
Ashish Kashyap [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Actual severance cost					$ 2,179
Accrued severance cost			$ 607
Severance cost payable term		two years in equal monthly installments
MTH Internet: SEA. Pte. Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Net working capital contribution in cash	$ 82,826
Working capital contributed after adjustment								$ 83,260
Amount receivable									$ 434
MTH Internet: SEA. Pte. Ltd [Member] | Other Non-current Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of amount receivable from related party							$ 17,101
Naspers Limited and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Payment received from related party		$ 402,242	1,002,195	$ 1,252,022
Service fee charged by related party		5,070	11,333	14,940
Hotel room night sold to related party			516	2,731
Fees and commission paid to related party			26	70
Reimbursement of expenses to related party					$ 1
Naspers Limited and Subsidiaries [Member] | Air Ticket [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Air tickets procured from related party			$ 829	21,567
Commission earned from related party				$ 221
Simplotel Technologies Private Limited [Member] | Preference shares [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares held							1,181
Simplotel Technologies Private Limited [Member] | Ordinary shares [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares held							2,105
Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cash consideration		$ 700
PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of voting equity interests acquired						20.53%